Revenue Information (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue

Revenues consist of the following:

	For the Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Revenues generated from group chatting services	211,760,853	225,367,240	216,386,896
Revenues generated from games services	106,742,196	113,639,697	124,033,272
Others	374,515	668,908	1,517,942
Total revenues	318,877,564	339,675,845	341,938,110